ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Financial Trust Contracts (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2024 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 21,388,503
GAS I
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust	GAS I
Maturity Date	Dec. 31, 2024
GAS II
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust	GAS II
Maturity Date	Dec. 31, 2024
MILA III
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust	MILA III
Maturity Date	Dec. 31, 2024
MILA IV
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust	MILA IV
Maturity Date	Dec. 31, 2024
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | GAS I
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 975,291
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | GAS II
Disclosure of trust activities [line items]
Balances of Trust Funds	20,263,105
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | MILA III
Disclosure of trust activities [line items]
Balances of Trust Funds	129,229
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | MILA IV
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 20,878